United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

The schedule of investments as of January 31, 2006 is filed herewith.

FOCUSED EQUITY STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.0%

Domestic Equity Securities — 89.8%
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A†	11,910,116	$230,341,649

SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	12,982,643	223,561,120

SunAmerica Focused Series, Inc.
Focused Mid-Cap Growth Portfolio,
Class A	3,673,490	51,906,410

SunAmerica Focused Series, Inc.
Focused Mid-Cap Value Portfolio,
Class A	3,616,910	49,877,192

SunAmerica Focused Series, Inc.
Focused Small-Cap Growth Portfolio,
Class A	1,164,476	22,695,633

SunAmerica Focused Series, Inc.
Focused Small-Cap Value Portfolio,
Class A	1,255,086	23,595,620

Total Domestic Equity Securities
(cost $533,066,519)		601,977,624

International Equity Securities — 10.2%
SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $56,112,305)	3,492,819	68,040,116

Total Long-Term Investment Securities
(cost $589,178,824)(1)	100.0%	670,017,740
Other assets less liabilities	0.0	323,968

NET ASSETS	100.0%	$670,341,708

†      Non-income producing securities

#      See Note 3

@    The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 99.9%

Domestic Equity Securities — 72.0%

SunAmerica Focused Series, Inc.
Focused Growth and Income Portfolio,
Class A	4,219,068	$75,479,124
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A†	3,878,841	75,016,788
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	4,633,222	79,784,083
SunAmerica Focused Series, Inc.
Focused Multi-Cap Growth Portfolio,
Class A†	3,725,475	90,268,249
SunAmerica Focused Series, Inc.
Focused Multi-Cap Value Portfolio,
Class A	3,842,912	80,662,725
SunAmerica Focused Series, Inc.
Focused Small-Cap Growth Portfolio,
Class A	4,656,274	90,750,784
SunAmerica Focused Series, Inc.
Focused Small-Cap Value Portfolio,
Class A	4,493,670	84,481,004

Total Domestic Equity Securities
(cost $482,271,278)		576,442,757

Fixed Income Securities — 16.7%

SunAmerica Income Funds
SunAmerica Core Bond Fund,
Class A	6,667,093	67,270,965
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	5,986,646	66,691,233

Total Fixed Income Securities
(cost $136,193,982)		133,962,198

International Equity Securities — 11.2%

SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $72,628,959)	4,615,527	89,910,458

Total Long-Term Investment Securities
(cost $691,094,219)(1)	99.9%	800,315,413
Other assets less liabilities	0.1	1,062,974

NET ASSETS—	100.0%	$801,378,387

†      Non-income producing securities

#      See Note 3

@    The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

		Value
Security Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.1%

Domestic Equity Securities — 60.1%

SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A†	5,948,463	$115,043,275
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	6,492,065	111,793,358
SunAmerica Focused Series, Inc.
Focused Mid-Cap Growth Portfolio,
Class A	1,855,430	26,217,227
SunAmerica Focused Series, Inc.
Focused Mid-Cap Value Portfolio,
Class A	1,813,997	25,015,017
SunAmerica Focused Series, Inc.
Focused Small-Cap Growth Portfolio,
Class A	591,937	11,536,848
SunAmerica Focused Series, Inc.
Focused Small-Cap Value Portfolio,
Class A	597,822	11,239,057

Total Domestic Equity Securities
(cost $262,579,330)		300,844,782

Fixed Income Securities — 33.2%

SunAmerica Income Funds
SunAmerica Core Bond Fund,
Class A	8,242,239	83,164,192
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	7,450,441	82,997,910

Total Fixed Income Securities
(cost $169,086,940)		166,162,102

International Equity Securities — 6.8%

SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $27,759,992)	1,745,653	34,005,313

Total Long-Term Investment Securities
(cost $459,426,262)(1)	100.1%	501,012,197
Liabilities in excess of other assets	(0.1)%	(547,537)

NET ASSETS	100.0%	$500,464,660

†      Non-income producing securities

#      See Note 3

@    The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

		Value
Security Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.6%

Domestic Equity Securities — 31.1%

SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A†	572,280	$11,067,901
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	615,172	10,593,269

Total Domestic Equity Securities
(cost $18,805,748)		21,661,170

Fixed Income Securities — 64.5%

SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	1,695,478	18,887,626
SunAmerica Income Funds
SunAmerica High Yield Bond Fund,
Class A	1,223,274	5,627,062
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	2,920,991	10,398,728
SunAmerica Income Funds
SunAmerica U.S. Government Securities Fund,
Class A	1,079,693	10,062,741

Total Fixed Income Securities
(cost $44,821,780)		44,976,157

International Equity Securities — 5.0%

SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $2,917,982)	180,108	3,508,512

Total Long-Term Investment Securities
(cost $66,545,510)(1)	100.6%	70,145,839
Liabilities in excess of other assets	(0.6)	(448,366)

NET ASSETS —	100.0%	$69,697,473

†      Non-income producing securities

#      See Note 3

@    The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

		Value
Security Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.3%

Domestic Equity Securities — 10.7%

SunAmerica Focused Series, Inc.
Focused Growth and Income Portfolio,
Class A (cost $2,575,227)	165,421	$2,959,390

Fixed Income Securities — 89.6%

SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	1,033,466	11,512,818
SunAmerica Income Funds
SunAmerica High Yield Bond Fund,
Class A	721,466	3,318,745
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	1,422,447	5,063,911
SunAmerica Income Funds
SunAmerica U.S. Government Securities Fund,
Class A	523,867	4,882,444

Total Fixed Income Securities
(cost $24,470,353)		24,777,918

Total Long-Term Investment Securities
(cost $27,045,580)(1)	100.3%	27,737,308
Liabilities in excess of other assets	(0.3)	(96,756)

NET ASSETS	100.0%	$27,640,552

#      See Note 3

@    The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
Security Description	Principal Amount	Value (Note 1)

COMMON STOCK — 92.9%
Broadcasting & Media — 5.7%
News Corp., Class A	3,099,400	$48,846,544
XM Satellite Radio Holdings, Inc., Class A†	1,781,500	46,639,670

		95,486,214

Computers & Business Equipment — 12.7%
Apple Computer, Inc.†	2,172,304	164,030,675
Network Appliance, Inc.†	1,547,200	48,272,640

		212,303,315

Electric Utilities — 1.0%
Edison International	398,600	17,466,652

Energy Sources — 8.5%
Chesapeake Energy Corp.	949,300	33,263,472
Marathon Oil Corp.	534,500	41,087,015
Talisman Energy, Inc.	441,600	26,906,688
Valero Energy Corp.	667,700	41,684,511

		142,941,686

Financial Services — 8.0%
Chicago Mercantile Exchange Holdings, Inc.	98,830	41,829,798
Lehman Brothers Holdings, Inc.	362,800	50,955,260
Moody’s Corp.	639,000	40,461,480

		133,246,538

Health Services — 11.1%
Express Scripts, Inc.†	526,500	48,064,185
UnitedHealth Group, Inc.	1,530,889	90,965,424
WellPoint, Inc.†	614,200	47,170,560

		186,200,169

Household & Personal Products — 4.1%
Procter & Gamble Co.	1,155,645	68,448,853

Housing & Household Durables — 4.2%
Lennar Corp., Class A	1,113,920	69,686,835

Internet Content — 5.8%
eBay, Inc.†	1,110,500	47,862,550
Google, Inc., Class A†	112,900	48,913,925

		96,776,475

Leisure & Tourism — 2.1%
MGM MIRAGE†	940,861	34,868,309

Machinery — 2.9%
Caterpillar, Inc.	724,700	49,207,130

Manufacturing — 1.7%
Cemex SA de CV Sponsored ADR	425,000	28,041,500

Medical Products — 2.0%
Alcon, Inc.	262,500	33,579,000

Pharmaceuticals — 7.6%
Genentech, Inc.†	1,485,436	127,628,661

Telecommunications — 8.8%
America Movil SA de CV, Series L ADR	1,508,800	50,891,824
QUALCOMM, Inc.	1,996,859	95,769,358

		146,661,182

Transportation — 6.7%
Burlington Northern Santa Fe Corp.	473,959	37,973,595
FedEx Corp.	725,051	73,338,909

		111,312,504

Total Long-Term Investment Securities
(cost $1,229,952,641)		1,553,855,023

SHORT-TERM INVESTMENT SECURITIES —– 3.0%
U.S. Government Agencies — 3.0%
Federal Home Loan Bank
Consolidated Disc. Notes
4.05% due 02/10/06	$13,200,000	13,186,635
Federal Home Loan Bank
Consolidated Disc. Notes
4.28% due 03/17/06	34,800,000	34,617,957
Federal Home Loan Bank
Consolidated Disc. Notes
4.34% due 02/07/06	200,000	199,855
Federal Home Loan
Mtg. Disc. Notes
3.95% due 03/20/06	2,300,000	2,288,139
Total Short-Term Investment Securities
(cost $50,292,586)		50,292,586

REPURCHASE AGREEMENTS — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $66,806,804 and collaterized by $57,465,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $68,143,663	66,803,000	66,803,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $3,274,186 and collaterized by $2,735,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate value of $3,341,382	3,274,000	3,274,000

Total Repurchase Agreements
(cost $70,077,000)	70,077,000	70,077,000

TOTAL INVESTMENTS
(cost $1,350,322,227)(1)	100.1%	1,674,224,609
Liabilities in excess of other assets	(0.1)	(1,936,426)

NET ASSETS	100.0%	$1,672,288,183

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
Security Description	Principal Amount	Value (Note 1)

COMMON STOCK — 87.1%
Apparel & Textiles — 4.3%
NIKE, Inc., Class B	158,600	$12,838,670
Polo Ralph Lauren Corp.	120,540	6,827,385

		19,666,055

Banks — 2.6%
Bank of America Corp.	264,600	11,703,258

Broadcasting & Media — 5.4%
Comcast Corp., Class A†	413,600	11,506,352
XM Satellite Radio Holdings, Inc., Class A†	509,415	13,336,485

		24,842,837

Building Materials — 1.8%
ITT Industries, Inc.	79,000	8,097,500

Business Services — 1.6%
CoStar Group, Inc.†	143,652	7,182,600

Computer Software — 9.8%
EMC Corp.†	939,900	12,594,660
SAP AG Sponsored ADR	397,685	20,429,078
THQ, Inc.†	449,500	11,799,375

		44,823,113

Computers & Business Equipment — 8.3%
Apple Computer, Inc.†	504,420	38,088,754

Electronics — 10.1%
Integrated Device Technology, Inc.†	1,041,300	14,463,657
Symbol Technologies, Inc.	1,900	23,465
Tessera Technologies, Inc.†	608,339	19,637,183
Texas Instruments, Inc.	422,000	12,335,060

		46,459,365

Energy Sources — 2.8%
Forest Oil Corp.†	249,600	12,854,400

Entertainment Products — 2.4%
Lions Gate Entertainment Corp.†	1,212,100	10,787,690

Financial Services — 3.3%
Merrill Lynch & Co., Inc.	198,700	14,916,409

Health Services — 7.1%
Aetna, Inc.	153,000	14,810,400
Centene Corp.†	242,700	6,380,583
UnitedHealth Group, Inc.	190,935	11,345,358

		32,536,341

Internet Content — 6.0%
eBay, Inc.†	204,825	8,827,958
Google, Inc., Class A†	42,685	18,493,276

		27,321,234

Internet Software — 3.0%
Openwave Systems, Inc.†	645,200	13,910,512

Leisure & Tourism — 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	169,300	10,295,133

Manufacturing — 6.4%
Dover Corp.	309,600	14,219,928
Roper Industries, Inc.	371,600	14,994,060

		29,213,988

Medical Products — 3.7%
Foxhollow Technologies, Inc.†	129,471	3,478,886
Haemonetics Corp.†	262,900	13,670,800

		17,149,686

Pharmaceuticals — 6.3%
Celgene Corp.†	408,240	29,046,276

Total Long-Term Investment Securities
(cost $296,413,779)		398,895,151

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Commercial Paper — 2.2%
Rabobank USA Finance Corp.
4.47% due 02/01/06	$9,900,000	9,900,000
U.S. Government Agencies — 3.5%
Federal National Mtg. Assoc. Disc. Notes
4.39% due 02/01/06	16,100,000	16,100,000

Total Short-Term Investment Securities
(cost $26,000,000)		26,000,000

REPURCHASE AGREEMENTS — 3.4%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	2,954,000	2,954,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.75%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $12,619,964 and collaterized by $12,985,000 of United States Treasury Bills, bearing interest at 4.25%, due 04/13/06 and having an approximate value of $12,874,628	12,619,000	12,619,000

Total Repurchase Agreements
(cost $15,573,000)		15,573,000

TOTAL INVESTMENTS
(cost $337,986,779)(1)	96.2%	440,468,151
Other assets less liabilities	3.8	17,526,313

NET ASSETS	100.0%	$457,994,464

†                  Non–income producing securities

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

ADR – American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
	Principal	Value
Securtiy Description	Amount	(Note 1)

COMMON STOCK — 94.4%
Automotive – 1.8%
Autoliv, Inc.	30,000	$1,469,700

Broadcasting & Media — 6.3%
Lamar Advertising Co., Class A†	64,500	2,961,840
Univision Communications, Inc., Class A†	66,825	2,127,708
		5,089,548

Business Services — 11.2%
Alliance Data Systems Corp.†	54,100	2,285,725
Fair Isaac Corp.	44,425	1,968,916
Republic Services, Inc.	65,400	2,475,390
SCP Pool Corp.	58,500	2,332,980
		9,063,011

Communication Equipment — 3.1%
Comverse Technology, Inc.†	92,300	2,528,097

Electronics — 7.0%
Microchip Technology, Inc.	76,750	2,878,893
QLogic Corp.†	70,000	2,776,900
		5,655,793

Energy Services — 4.7%
Helmerich & Payne, Inc.	48,300	3,784,788

Energy Sources — 6.3%
Quicksilver Resources, Inc.†	57,800	2,905,606
XTO Energy, Inc.	43,550	2,137,434
		5,043,040

Financial Services — 3.9%
Affiliated Managers Group, Inc.†	33,450	3,104,160

Health Services — 10.5%
Coventry Health Care, Inc.†	38,350	2,284,509
DaVita, Inc.†	91,500	5,009,625
Lincare Holdings, Inc.†	26,700	1,128,342
		8,422,476

Housing & Household Durables — 4.3%
KB HOME	45,200	3,444,240

Leisure & Tourism — 3.9%
Penn National Gaming, Inc.†	98,650	3,166,665

Medical Products — 5.8%
Mentor Corp.	53,275	2,397,375
ResMed, Inc.†	57,800	2,279,632
		4,677,007

Metals & Mining — 4.0%
Allegheny Technologies, Inc.	61,475	3,187,479

Pharmaceuticals — 2.6%
Gilead Sciences, Inc.†	35,000	2,130,450

Real Estate Companies — 1.3%
CB Richard Ellis Group, Inc., Class A†	16,500	1,041,480

Real Estate Investment Trusts —– 6.5%
CapitalSource, Inc.	148,584	3,262,905
Global Signal, Inc.	41,710	2,014,593
		5,277,498

Restaurants — 3.0%
The Cheesecake Factory, Inc.†	65,600	2,417,360

Telecommunications — 8.2%
Amdocs, Ltd.†	92,700	2,984,940
American Tower Corp., Class A†	70,900	2,193,646
j2 Global Communications, Inc.†	30,150	1,439,662
		6,618,248

Total Long-Term Investment Securities
(cost $68,922,751)		76,121,040

SHORT-TERM INVESTMENT SECURITIES — 5.5%
Time Deposits — 5.5%
Euro Time Deposit with State Street Bank & Trust Co. 1.45% due 02/01/06	$956,000	956,000
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 02/01/06	3,493,000	3,493,000

Total Short-Term Investment Securities
(cost $4,449,000)		4,449,000

TOTAL INVESTMENTS —
(cost $73,371,751)(1)	99.9%	80,570,040
Other assets less liabilities	0.1	41,107

NET ASSETS—	100.0%	$80,611,147

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
	Principal	Value
Securtiy Description	Amount	(Note 1)

COMMON STOCK — 97.7%
Apparel & Textiles — 2.8%
Guess?, Inc.†	153,400	$6,508,762
Volcom, Inc.†	82,515	3,130,619
		9,639,381

Automotive — 1.0%
CarMax, Inc.†	120,000	3,586,800

Banks — 1.7%
Signature Bank†	191,800	5,840,310

Broadcasting & Media — 3.1%
Focus Media Holding, Ltd. Sponsored ADR†	194,532	10,619,502

Business Services — 4.5%
ChoicePoint, Inc.†	135,000	5,551,200
Digital River, Inc.†	157,800	5,298,924
Hewitt Associates, Inc., Class A†	180,000	4,806,000
		15,656,124

Communication Equipment — 1.4%
Foundry Networks, Inc.†	327,300	4,919,319

Computer Software — 2.8%
Hyperion Solutions Corp.†	141,150	4,856,972
THQ, Inc.†	190,950	5,012,437
		9,869,409

Computers & Business Equipment — 3.6%
Rackable Systems, Inc.†	155,592	4,675,540
Trident Microsystems, Inc.†	307,066	8,020,564
		12,696,104

Education — 2.7%
DeVry, Inc.†	270,000	6,207,300
Universal Technical Institute, Inc.†	90,000	3,289,500
		9,496,800

Electronics — 5.8%
FormFactor, Inc.†	168,900	5,036,598
Semtech Corp.†	239,900	4,625,272
SiRF Technology Holdings, Inc.†	209,400	7,054,686
Zoran Corp.†	173,900	3,410,179
		20,126,735

Energy Services— 4.0%
Grey Wolf, Inc.†	779,300	6,857,840
Oceaneering International, Inc.†	118,200	7,022,262
		13,880,102

Energy Sources — 3.6%
Carrizo Oil & Gas, Inc.†	154,800	4,467,528
Encore Acquisition Co.†	219,400	7,931,310
		12,398,838

Financial Services — 7.7%
Euronet Worldwide, Inc.†	343,349	11,079,872
International Securities Exchange, Inc.†	80,000	2,972,000
Jefferies Group, Inc.	125,000	6,808,750
The First Marblehead Corp.	180,000	5,828,400
		26,689,022

Health Services — 13.8%
Amedisys, Inc.†	148,300	6,725,405
American Healthways, Inc.†	140,800	6,290,944
AMERIGROUP Corp.†	225,000	5,022,000
Centene Corp.†	265,400	6,977,366
HealthExtras, Inc.†	103,705	3,411,895
LCA-Vision, Inc.	220,893	12,407,560
Manor Care, Inc.	180,000	7,038,000
		47,873,170

Household & Personal Products — 1.1%
Jarden Corp.†	153,250	3,776,080

Housing & Household Durables — 0.9%
Toll Brothers, Inc.†	90,000	3,060,000

Insurance — 3.2%
Arch Capital Group, Ltd.†	110,000	5,977,400
Axis Capital Holdings, Ltd.	172,500	5,157,750
		11,135,150

Internet Content — 1.6%
aQuantive, Inc.†	213,129	5,543,485

Leisure & Tourism — 5.2%
Kerzner International, Ltd.†	120,000	7,828,800
Wynn Resorts, Ltd.†	160,000	10,332,800
		18,161,600

Machinery — 3.8%
A.S.V., Inc. †	220,400	7,273,200
TurboChef Technologies, Inc.†	390,576	6,003,153
		13,276,353

Manufacturing — 5.5%
Actuant Corp., Class A	85,800	4,912,050
Ceradyne, Inc.†	125,834	7,202,738
iRobot Corp.†	193,600	6,882,480
		18,997,268

Medical Products — 5.8%
American Medical Systems Holdings, Inc.†	297,000	6,730,020
Edwards Lifesciences Corp.†	163,000	6,999,220
Intuitive Surgical, Inc.†	47,385	6,522,545
		20,251,785

Pharmaceuticals — 3.2%
Adams Respiratory Therapeutics, Inc.†	129,100	5,574,538
United Therapeutics Corp.†	85,894	5,554,765
		11,129,303

Restaurants — 3.7%
P. F. Chang’s China Bistro, Inc.†	109,600	5,618,096
Red Robin Gourmet Burgers, Inc.†	105,600	4,191,264
The Cheesecake Factory, Inc.†	85,000	3,132,250
		12,941,610

Retail — 1.7%
Select Comfort Corp.†	217,500	6,003,000

Telecommunications — 1.9%
Orckit Communications, Ltd.†	219,507	6,640,087

Transportation — 1.6%
C. H. Robinson Worldwide, Inc.	140,000	5,664,400

Total Long-Term Investment Securities
(cost $254,815,237)		339,871,737

REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $2,322,132 and collateralized by $2,390,000 of United States Treasury Bills, bearing interest at 4.25%, due 04/13/06 and having an approximate aggregate value of $2,369,685	$2,322,000	2,322,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $176,010 and collateralized by $150,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate aggregate value of $183,257	176,000	176,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.12%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $4,489,514 and collateralized by $4,675,000 of Federal National Mtg. Assoc. Disc. Notes, bearing interest at 3.25%, due 08/15/08 and having an approximate aggregate value of $4,578,821	4,489,000	4,489,000

Total Repurchase Agreements
(cost $6,987,000)		6,987,000

TOTAL INVESTMENTS —
(cost $261,802,237)(1)	99.7%	346,858,737
Other assets less liabilities	0.3	965,094

NET ASSETS—	100.0%	$347,823,831

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/ Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 96.3%
Aerospace & Military Technology — 3.5%
United Technologies Corp.	368,500	$21,509,345

Apparel & Textiles — 2.3%
NIKE, Inc., Class B	170,500	13,801,975

Banks — 10.1%
Bank of America Corp.	717,100	31,717,333
Wachovia Corp.	305,800	16,767,014
Washington Mutual, Inc.	312,500	13,225,000

		61,709,347

Broadcasting & Media — 2.0%
News Corp., Class A	788,500	12,426,760

Computers & Business Equipment — 7.0%
Hewlett-Packard Co.	720,000	22,449,600
International Business Machines Corp.	247,300	20,105,490

		42,555,090

Energy Sources — 22.6%
ConocoPhillips	999,200	64,648,240
Exxon Mobil Corp.	413,200	25,928,300
Sunoco, Inc.	260,000	24,752,000
Valero Energy Corp.	360,000	22,474,800

		137,803,340

Financial Services — 9.0%
Fannie Mae	354,800	20,557,112
Freddie Mac@	293,700	19,930,482
Merrill Lynch & Co., Inc.	191,700	14,390,919

		54,878,513

Food, Beverage & Tobacco — 5.8%
Altria Group, Inc.	378,500	27,380,690
UST, Inc.	211,000	8,216,340

		35,597,030

Health Services — 9.4%
Aetna, Inc.	240,000	23,232,000
Caremark Rx, Inc.†	450,000	22,185,000
Quest Diagnostics, Inc.	241,440	11,934,379

		57,351,379

Insurance — 6.9%
MetLife, Inc.	420,000	21,067,200
The St. Paul Travelers Cos., Inc.	470,000	21,328,600

		42,395,800

Metals & Mining — 3.6%
Nucor Corp.	260,000	21,899,800

Pharmaceuticals — 7.8%
Medco Health Solutions, Inc.†	393,100	21,266,710
Pfizer, Inc.	1,038,300	26,663,544

		47,930,254

Retail — 6.3%
J.C. Penney Co., Inc.	400,000	22,320,000
The Gap, Inc.	899,900	16,279,191

		38,599,191

Total Long-Term Investment Securities
(cost $494,003,716)		588,457,824

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 3.40% due 02/01/06
(cost $16,592,000)	$16,592,000	16,592,000

REPURCHASE AGREEMENTS — 0.9%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)
(cost $5,114,000)	5,114,000	5,114,000

TOTAL INVESTMENTS
(cost $515,709,716)(1)	99.9%	610,163,824
Other assets less liabilities	0.1	805,211

NET ASSETS	100.0%	$610,969,035

†                  Non-income producing securities

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

@ The security of a portion thereof represents collateral for the following open futures contracts:

Open Future Contracts

					Unrealized
Number				Value as of	Appreciation
of Contracts	Description	Expiration Date	Value at Trade Date	January 31, 2006	(Depreciation)
52 Long	S&P 500 Index	March 2006	$16,395,824	$16,686,800	$290,976

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.2%
Apparel & Textiles — 3.5%
V.F. Corp.	382,500	$21,221,100

Automotive — 6.5%
AutoZone, Inc.†	228,300	22,316,325
Ford Motor Co.	1,990,000	17,074,200
		39,390,525

Banks — 5.2%
Golden West Financial Corp.	237,000	16,736,940
North Fork Bancorp., Inc.	570,050	14,661,686
		31,398,626

Broadcasting & Media — 4.3%
Clear Channel Communications, Inc.	480,100	14,052,527
Gannett Co., Inc.	197,500	12,205,500
		26,258,027

Chemicals — 2.9%
du Pont (E.I.) de Nemours & Co.	451,500	17,676,225

Conglomerate — 10.1%
General Electric Co.	527,000	17,259,250
Hutchison Whampoa, Ltd.	4,292,000	43,872,979
		61,132,229

Electronics — 4.6%
AVX Corp.	1,683,700	27,983,094

Energy Sources — 9.2%
Devon Energy Corp.	260,100	17,741,421
EnCana Corp.	766,000	38,192,760
		55,934,181

Financial Services — 6.3%
CIT Group, Inc.	417,400	22,264,116
Freddie Mac	149,100	10,117,926
Instinet Group, Inc.(1)†	1,158,050	5,892,274
		38,274,316

Food, Beverage & Tobacco — 5.7%
Anheuser-Busch Cos., Inc.	413,000	17,114,720
The Coca-Cola Co.	416,000	17,214,080
		34,328,800

Forest Products — 2.8%
International Paper Co.	522,000	17,032,860

Insurance — 3.0%
Assurant, Inc.	399,100	18,326,672

Machinery — 3.0%
Alamo Group, Inc.	782,209	18,241,114

Metals & Mining — 4.5%
POSCO Sponsored ADR	471,900	27,082,341

Pharmaceuticals — 9.4%
Bristol-Myers Squibb Co.	760,000	17,320,400
DAIICHI SANKYO Co., Ltd.	1,074,800	22,264,729
Pfizer, Inc.	669,000	17,179,920
		56,765,049

Real Estate Companies — 8.1%
Forest City Enterprises, Inc., Class A	920,500	34,859,335
Hang Lung Properties, Ltd.	7,410,000	14,423,125
		49,282,460

Telecommunications — 8.1%
ALLTEL Corp.	236,600	14,203,098
AT&T, Inc.	666,000	17,282,700
Verizon Communications, Inc.	544,000	17,223,040
		48,708,838

Total Long-Term Investment Securities		589,036,457
(cost $474,378,897)

REPURCHASE AGREEMENTS — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $12,420,863 and collateralized by $12,780,000 of United States Treasury Bills, bearing interest at 4.25%, due 04/13/06 and having an approximate aggregate value of $12,671,370	$12,420,000	12,420,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $2,910,202 and collateralized by $2,430,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate aggregate value of $2,968,760	2,910,000	2,910,000

Total Repurchase Agreements
(cost $15,330,000)		15,330,000

TOTAL INVESTMENTS
(cost $489,708,897) (2)	99.7%	604,366,457
Other assets less liabilities	0.3	1,682,757

NET ASSETS	100.0%	$606,049,214

†      Non-income producing securities

(1)   Fair valued security; See Note 1

(2)   See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/ Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 74.5%
Apparel & Textiles — 2.7%
Jones Apparel Group, Inc.	67,500	$2,111,400

Banks — 3.3%
Hudson City Bancorp, Inc.	210,000	2,608,200

Business Services — 1.2%
R.H. Donnelley Corp.†	14,000	918,680

Chemicals — 7.2%
Ashland Inc.	44,000	2,900,480
Cytec Industries, Inc.	55,000	2,728,000

		5,628,480

Conglomerate — 7.5%
Groupe Bruxelles Lambert SA	3,000	335,017
Martin Marietta Materials, Inc.	32,000	2,712,960
Walter Industries, Inc.	45,000	2,846,250

		5,894,227

Electronics — 5.2%
Symbol Technologies, Inc.	119,000	1,469,650
Thomas & Betts Corp.†	59,000	2,634,350

		4,104,000

Energy Sources — 3.7%
Canadian Oil Sands Trust	2,000	265,133
Pioneer Natural Resources Co.	49,500	2,628,450

		2,893,583

Financial Services — 6.1%
Archipelago Holdings, Inc.†	26,000	1,478,360
CBOT Holdings, Inc., Class A†	10,000	1,059,000
International Securities Exchange, Inc.†	34,000	1,263,100
The Nasdaq Stock Market, Inc.†	24,000	1,005,840

		4,806,300

Household & Personal Products — 3.1%
Newell Rubbermaid, Inc.	103,000	2,434,920

Insurance — 3.3%
Conseco, Inc.†	105,500	2,571,035

Machinery — 3.4%
Kennametal, Inc.	45,000	2,632,500

Manufacturing — 8.4%
Ball Corp.	40,000	1,620,000
Carlisle Cos., Inc.	30,500	2,117,005
Thermo Electron Corp.†	85,000	2,859,400

		6,596,405

Metals & Mining — 3.4%
The Timken Co.	74,000	2,676,580

Retail — 6.3%
Foot Locker, Inc.	112,000	2,544,640
RadioShack Corp.	108,000	2,397,600

		4,942,240

Transportation — 3.2%
YRC Worldwide, Inc.†	50,000	2,492,000

Utilities — 6.5%
Allegheny Energy, Inc.†	111,000	3,861,690
Korea Electric Power Corp. Sponsored ADR	30,000	681,600
Sierra Pacific Resources †	40,000	528,000

		5,071,290

Total Long-Term Investment Securities
(cost $53,042,031)		58,381,840

SHORT-TERM INVESTMENT SECURITIES — 28.6%
Euro Time Deposit with State Street Bank & Trust Co. 3.40% due 02/01/06	$18,848,000	18,848,000
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 02/01/06	3,594,000	3,594,000

Total Short-Term Investment Securities
(cost $22,442,000)		22,442,000

TOTAL INVESTMENTS
(cost $75,484,031)(1)	103.1%	80,823,840
Liabilities in excess of other assets	(3.1)	(2,424,370)

NET ASSETS	100.0%	$78,399,470

†                  Non-income producing securities

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
	Principal	Value
Securtiy Description	Amount	(Note 1)

COMMON STOCK — 93.8%
Aerospace & Military Technology — 1.6%
Esterline Technologies Corp.†	171,000	$7,074,270

Automotive — 5.0%
Cooper Tire & Rubber Co.	440,000	6,595,600
Superior Industries International, Inc.	330,000	7,656,000
Winnebago Industries, Inc.	225,100	7,047,881
		21,299,481

Banks — 4.5%
BankAtlantic Bancorp, Inc., Class A	188,200	2,634,800
Dime Community Bancshares	339,300	5,018,247
Washington Federal, Inc.	188,700	4,555,218
Whitney Holding Corp.	208,500	6,859,650
		19,067,915

Broadcasting & Media — 2.9%
Journal Register Co.	417,300	5,929,833
The Reader’s Digest Association, Inc.	400,000	6,356,000
		12,285,833

Business Services — 7.1%
BlueLinx Holdings, Inc.	428,600	6,471,860
Bowne & Co., Inc.	396,400	5,969,784
Clark, Inc.	428,000	5,653,880
H&E Equipment Services, Inc.†	152,000	3,511,200
Watson Wyatt Worldwide, Inc., Class A	283,500	8,629,740
		30,236,464

Chemicals — 4.3%
Lubrizol Corp.	225,000	10,291,500
UAP Holding Corp.	389,660	8,245,206
		18,536,706

Communication Equipment — 2.0%
Anixter International, Inc.	180,700	8,364,603

Computer Software — 1.3%
NetIQ Corp.†	425,000	5,584,500

Electronics — 7.3%
Cabot Microelectronics Corp.†	260,500	8,651,205
Diodes, Inc.†	237,000	8,778,480
Emulex Corp.†	370,000	6,789,500
Technitrol, Inc.	350,900	7,144,324
		31,363,509

Energy Sources — 9.3%
Cimarex Energy Co.	160,000	7,289,600
Comstock Resources, Inc.†	230,500	7,376,000
Covanta Holding Corp.†	460,000	7,958,000
Remington Oil & Gas Corp.†	104,400	4,677,120
St. Mary Land & Exploration Co.	140,600	6,135,784
The Houston Exploration Co.†	100,000	6,209,000
		39,645,504

Financial Services — 3.5%
Apollo Investment Corp.	336,300	6,130,749
Knight Capital Group, Inc.†	785,000	8,941,150
		15,071,899

Food, Beverage & Tobacco — 2.3%
Corn Products International, Inc.	130,400	3,556,008
Lance, Inc.	295,000	6,389,700
		9,945,708

Forest Products — 4.9%
Glatfelter	450,000	6,399,000
Neenah Paper, Inc.	251,800	7,377,740
Rayonier, Inc.	170,000	7,267,500
		21,044,240

Health Services — 3.2%
Dendrite International, Inc.†	147,560	2,142,571
Kindred Healthcare, Inc.†	277,000	6,343,300
LifePoint Hospitals, Inc.†	166,200	5,127,270
		13,613,141

Household & Personal Products — 1.8%
Nu Skin Enterprises, Inc., Class A	386,050	7,512,533

Insurance — 9.0%
Assured Guaranty, Ltd.	236,505	6,023,783
Delphi Financial Group, Inc., Class A	135,000	6,434,100
Old Republic International Corp.	500,000	10,725,000
Platinum Underwriters Holdings, Ltd.	260,200	7,975,130
Scottish Re Group, Ltd.	305,800	7,528,796
		38,686,809

Machinery — 1.1%
Global Power Equipment Group, Inc.†	1,000,000	4,740,000

Manufacturing — 3.0%
Acuity Brands, Inc.	249,800	9,464,922
Koppers Holdings, Inc.†	245,000	3,430,000
		12,894,922

Medical Products — 3.5%
Invacare Corp.	200,000	6,918,000
Sybron Dental Specialties, Inc.†	188,100	8,013,060
		14,931,060

Pharmaceuticals — 3.8%
Noven Pharmaceuticals, Inc.†	541,000	8,455,830
Perrigo Co.	500,000	7,805,000
		16,260,830

Real Estate Investment Trusts — 2.6%
American Financial Realty Trust	294,345	3,658,708
Home Properties, Inc.	160,000	7,339,200
		10,997,908

Restaurants — 2.2%
Landry’s Restaurants, Inc.	170,000	5,208,800
Ruby Tuesday, Inc.	149,400	4,274,334
		9,483,134

Retail — 4.3%
Big Lots, Inc.†	525,000	7,019,250
Ruddick Corp.	169,500	3,917,145
The Finish Line, Inc., Class A	406,700	7,300,265
		18,236,660

Transportation — 3.3%
Laidlaw International, Inc.	300,000	8,160,000
StealthGas, Inc.	455,000	5,915,000
		14,075,000

Total Common Stock
(cost $381,451,096)		400,952,629

EXCHANGE TRADED FUNDS — 1.0%
Financial Services — 1.0%
iShares Russell 2000 Value Index Fund
(cost $3,782,847)	58,000	4,120,900

Total Long-Term Investment Securities
(cost $384,804,186)		405,073,529

SHORT-TERM INVESTMENT SECURITIES — 2.9%

Commercial Paper — 1.7%
Prudential Funding Corp. 4.42% due 02/01/06	$7,200,000	7,200,000

U.S. Government Agencies — 1.2%
Federal National Mtg. Assoc. Disc. Notes 4.38% due 02/01/06	5,200,000	5,200,000

Total Short-Term Investment Securities
(cost $12,400,000)		12,400,000

REPURCHASE AGREEMENTS — 4.5%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	1,129,000	1,129,000
UBS Warburg, LLC Joint Repurchase Agreement (2)	17,000,000	17,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.15%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $1,317,152 and collateralized by $1,355,000 of United States Treasury Bills, bearing interest at 4.25%, due 04/13/06 and having an approximate aggregate value of $1,343,483	1,317,000	1,317,000

Total Repurchase Agreements
(cost $19,446,000)		19,446,000

TOTAL INVESTMENTS —
(cost $416,650,186)(1)	102.2%	436,919,529
Liabilities in excess of other assets	(0.02)	(9,556,779)

NET ASSETS—	100.0%	$427,362,750

†                  Non-income producing securities

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 90.5%
Aerospace & Military Technology — 3.0%
United Technologies Corp.	182,100	$10,629,177

Apparel & Textiles — 1.9%
NIKE, Inc., Class B	83,900	6,791,705

Banks — 5.6%
Bank of America Corp.	260,900	11,539,607
Wachovia Corp.	149,900	8,219,017
		19,758,624

Broadcasting & Media — 1.7%
News Corp., Class A	389,600	6,140,096

Computers & Business Equipment — 6.7%
Apple Computer, Inc.†	183,548	13,859,710
International Business Machines Corp.	121,300	9,861,690
		23,721,400

Energy Sources — 10.0%
Chevron Corp.	188,300	11,181,254
Exxon Mobil Corp.	383,600	24,070,900
		35,252,154

Financial Services — 11.4%
Chicago Mercantile Exchange Holdings, Inc.	25,488	10,787,796
Citigroup, Inc.	242,700	11,304,966
Merrill Lynch & Co., Inc.	94,700	7,109,129
The Charles Schwab Corp.	744,000	11,003,760
		40,205,651

Health Services — 5.5%
UnitedHealth Group, Inc.	329,943	19,605,213

Household & Personal Products — 4.2%
Procter & Gamble Co.	248,988	14,747,559

Housing & Household Durables — 4.3%
Lennar Corp., Class A	245,872	15,381,752

Internet Content — 3.1%
Google, Inc., Class A†	24,900	10,787,925

Leisure & Tourism — 2.1%
MGM MIRAGE†	199,639	7,398,621

Medical Products — 3.0%
Fisher Scientific International, Inc.†	158,000	10,565,460

Metals & Mining — 1.9%
Southern Copper Corp.	79,000	6,880,900

Pharmaceuticals — 10.6%
Genentech, Inc.†	217,464	18,684,507
Pfizer, Inc.	280,600	7,205,808
Sanofi-Aventis	128,200	11,753,765
		37,644,080

Retail — 2.3%
The Gap, Inc.	441,100	7,979,499

Telecommunications — 8.8%
NII Holdings, Inc.†	214,200	10,594,332
QUALCOMM, Inc.	428,808	20,565,632
		31,159,964

Transportation — 4.4%
Burlington Northern Santa Fe Corp.	98,427	7,885,971
FedEx Corp.	74,875	7,573,606
		15,459,577

Total Common Stock
(cost $260,176,073)		320,109,357

CONVERTIBLE BONDS — 4.6%
Telecommunications — 4.6%
Level 3 Communications, Inc. 6.00% due 3/15/10
(cost $15,285,884)	$23,425,000	16,397,500

Total Long-Term Investment Securities
(cost $275,461,957)		336,506,857

REPURCHASE AGREEMENTS — 5.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	1,789,000	1,789,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $15,779,899 and collateralized by $13,575,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate aggregate value of $16,097,629	15,779,000	15,779,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $184,010 and collateralized by $155,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate aggregate value of $189,365	184,000	184,000

Total Repurchase Agreements
(cost $17,752,000)		17,752,000

TOTAL INVESTMENTS
(cost $293,213,957)(1)	100.1%	354,258,857
Liabilities in excess of other assets	(0.1)	(456,602)

NET ASSETS	100.00%	$353,802,255

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

(2)   See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 95.8%
Australia – 3.2%
Australia & New Zealand Banking Group, Ltd.	482,800	$9,115,471

Canada — 3.4%
Shoppers Drug Mart Corp.	261,025	9,762,227

France — 5.9%
Alcatel SA †	419,622	5,532,453
Vinci SA	50,881	4,732,935
Vivendi Universal SA	208,900	6,544,117
		16,809,505
Germany — 10.6%
Bayerische Motoren Werke (BMW) AG	243,800	11,029,516
Deutsche Bank AG	95,200	10,223,996
Siemens AG	100,157	9,135,232
		30,388,744
Greece — 3.3%
EFG Eurobank Ergasias SA	254,290	9,455,411

Hong Kong — 2.8%
Shangri-La Asia, Ltd.	4,884,000	7,932,506

Ireland — 3.7%
Bank of Ireland	618,500	10,612,168

Italy — 3.5%
UniCredito Italiano SpA	1,396,000	9,966,049

Japan — 15.9%
Daiwa Securities Group, Inc.	626,733	7,356,987
HOYA Corp.	268,000	10,737,820
NTT DoCoMo, Inc.	6,450	10,447,125
Takeda Pharmaceutical Co., Ltd.	205,600	11,637,901
YAMADA-DENKI Co., Ltd.	42,900	5,529,586
		45,709,419
Mexico — 8.2%
America Movil SA de CV, Series L ADR	377,137	12,720,831
Cemex SA de CV Sponsored ADR	166,028	10,954,528
		23,675,359
Singapore — 6.7%
CapitaLand, Ltd.	3,924,000	9,579,582
Keppel Corp., Ltd.	1,195,000	9,650,761
		19,230,343
South Korea — 2.6%
SK Telecom Co., Ltd.	37,400	7,443,943

Sweden — 3.2%
Ericsson LM Telphone Sponsored ADR †	248,892	9,079,580

Switzerland — 5.7%
Novartis AG	158,119	8,682,353
Roche Holding AG	48,295	7,630,795
		16,313,148
United Kingdom — 17.1%
Diageo PLC	653,800	9,729,409
Enodis PLC	3,601,300	9,578,028
Enterprise Inns PLC	616,510	10,134,158
GlaxoSmithKline PLC	470,100	12,026,098
GUS PLC	414,172	7,611,262
		49,078,955
Total Long-Term Investment Securities
(cost $216,215,819)		274,572,828

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 2.25% due 02/01/06
(cost $2,547,000)	$2,547,000	2,547,000

REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $6,836,389 and collateralized by $5,885,000 of United States Treasury Bond, bearing interest at 6.00%, due 02/15/26 and having an approximate aggregate value of $6,978,604	6,836,000	6,836,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $2,297,131 and collateralized by $1,920,000 of United States Treasury Bond, bearing interest at 6.13%, due 08/15/29 and having an approximate aggregate value of $2,345,687	2,297,000	2,297,000

Total Repurchase Agreements
(cost $9,133,000)		9,133,000

TOTAL INVESTMENTS
(cost $227,895,819) (1)	99.9%	286,252,828
Other assets less liabilities	0.1	167,693

NET ASSETS	100.0%	$286,420,521

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

Portfolio breakdown as a percentage of net assets by industry:

Banks	17.2%
Telecommunications	15.8
Pharmaceuticals	14.0
Retail	8.0
Manufacturing	7.0
Leisure & Tourism	6.3
Business Services	5.0
Automotive	3.8
Electronics	3.7
Conglomerate	3.4
Food, Beverage & Tobacco	3.4
Real Estate Companies	3.3
Repurchase Agreements	3.2
Financial Services	2.6
Broadcasting & Media	2.3
Time Deposits	0.9
99.9%

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/ Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 95.1%
Broadcasting & Media — 3.5%
Getty Images, Inc.†	50,000	$4,082,500

Computer Software — 19.5%
Adobe Systems, Inc.	109,600	4,353,312
Autodesk, Inc.	97,500	3,957,525
EMC Corp.†	254,300	3,407,620
Microsoft Corp.	84,500	2,378,675
Oracle Corp.†	240,400	3,021,828
Red Hat, Inc.†	188,000	5,442,600

		22,561,560

Computers & Business Equipment — 9.7%
Apple Computer, Inc.†	105,200	7,943,652
Dell, Inc.†	110,900	3,250,479

		11,194,131

Electronics — 16.6%
Analog Devices, Inc.	77,200	3,070,244
Chartered Semiconductor Manufacturing, Ltd.†	4,800,000	4,142,778
Energy Conversion Devices, Inc.†	57,100	2,875,556
Intel Corp.	81,400	1,731,378
Marvell Technology Group, Ltd.†	62,700	4,289,934
Texas Instruments, Inc.	105,000	3,069,150

		19,179,040

Financial Services — 6.8%
Chicago Mercantile Exchange Holdings, Inc.	5,400	2,285,550
E*TRADE Financial Corp.†	232,000	5,519,280

		7,804,830

Internet Content — 22.4%
eBay, Inc.†	180,600	7,783,860
Equinix, Inc.†	65,000	3,050,450
Google, Inc., Class A†	17,400	7,538,550
Homestore, Inc.†	700,000	4,228,000
Yahoo!, Inc.†	95,000	3,262,300

		25,863,160

Telecommunications — 16.6%
Amdocs, Ltd.†	89,800	2,891,560
American Tower Corp., Class A†	166,000	5,136,040
Cisco Systems, Inc.†	180,000	3,342,600
Motorola, Inc.	169,600	3,851,616
QUALCOMM, Inc.	81,800	3,923,128

		19,144,944

Total Long-Term Investment Securities
(cost $89,793,516)		109,830,165

REPURCHASE AGREEMENTS — 5.6%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	$2,845,000	2,845,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 01/31/06, to be repurchased 02/01/06 in the amount of $3,700,257 and collateralized by $3,095,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate value of $3,781,199	3,700,000	3,700,000

Total Repurchase Agreements
(cost $6,545,000)		6,545,000

TOTAL INVESTMENTS
(cost $96,338,516)(1)	100.7%	116,375,165
Liabilities in excess of other assets	(0.7)	(853,886)

NET ASSETS	100.0%	$115,521,279

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

(2)   See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS – January 31, 2006 – (unaudited)

	Shares/
Security Description	Principal Amount	Value (Note 1)

COMMON STOCK — 104.8%
Aerospace & Military Technology — 3.5%
Goodrich Corp.	181,100	$7,129,907

Banks — 1.9%
Bank of America Corp.	86,700	3,834,741

Business Services — 3.0%
Accenture, Ltd., Class A	193,700	6,107,361

Electronics — 3.6%
MEMC Electronic Materials, Inc.†	258,420	7,385,644

Energy Services — 6.1%
Halliburton Co.	80,400	6,395,820
Transocean, Inc.†	75,000	6,086,250

		12,482,070

Energy Sources — 14.7%
Anadarko Petroleum Corp.	66,000	7,116,120
ConocoPhillips	92,000	5,952,400
Pacific Ethanol, Inc.†	534,000	10,055,220
Smith International, Inc.	155,100	6,979,500

		30,103,240

Financial Services — 16.0%
Citigroup, Inc.	139,800	6,511,884
ING Groep NV Sponsored ADR	183,000	6,542,250
International Securities Exchange, Inc., Class A†	170,000	6,315,500
Moody’s Corp.	99,500	6,300,340
The Goldman Sachs Group, Inc.	50,500	7,133,125

		32,803,099

Food, Beverage & Tobacco — 8.8%
Archer-Daniels-Midland Co.	198,000	6,237,000
Corn Products International, Inc.	216,200	5,895,774
Loews Corp. - Carolina Group	129,000	5,949,480

		18,082,254

Health Services — 9.2%
United Surgical Partners International, Inc.†	167,000	6,472,920
UnitedHealth Group, Inc.	97,900	5,817,218
WellPoint, Inc.†	84,700	6,504,960

		18,795,098

Insurance — 3.1%
The Chubb Corp.	68,700	6,481,845

Machinery — 3.9%
Rockwell Automation, Inc.	120,400	7,954,828

Metals & Minerals — 14.2%
Companhia Vale do Rio Doce ADR	133,500	6,844,545
Freeport-McMoRan Copper & Gold, Inc., Class B	108,000	6,939,000
Oregon Steel Mills, Inc.†	218,000	8,975,060
USEC, Inc.	417,000	6,375,930

		29,134,535

Metals & Mining — 10.7%
Alcan, Inc.	151,000	7,367,290
Cameco Corp.	99,700	7,884,276
Carpenter Technology Corp.	75,000	6,792,000

		22,043,566

Pharmaceuticals — 3.1%
Cephalon, Inc.†	89,000	6,309,210

Restaurants — 3.0%
Red Robin Gourmet Burgers, Inc.†	157,000	6,231,330

Total Long-Term Investment Securities
(cost $197,834,746)		214,878,728

REPURCHASE AGREEMENTS — 6.6%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)
(cost $13,560,000)	$13,560,000	13,560,000

TOTAL INVESTMENTS
(cost $211,394,746)(1)	111.4%	228,438,728
Liabilities in excess of other assets	(11.4)	(23,412,012)

NET ASSETS	100.0%	$205,026,716

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

ADR - American Depository Receipt

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements

As of January 31, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Focused Multi-Cap Growth	2.34%	$2,954,000
Focused Large-Cap Value	4.05	5,114,000
Focused Small-Cap Value	0.89	1,129,000
Focused Growth and Income	1.42	1,789,000
Focused Technology	2.25	2,845,000
Focused Dividend Strategy	10.73	13,560,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated January 31, 2006, bearing interest at a rate of 3.90% per annum, with a principal amount of $126,381,000, a repurchase price of $126,394,691 and a maturity date of February 1, 2006. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value

U.S. Treasury Notes	2.50%	05/31/06	$70,460,000	$70,283,850
U.S. Treasury Notes	3.63	04/30/07	36,300,000	36,211,065
U.S. Treasury Bonds	4.13	05/15/15	19,500,000	19,036,875
U.S. Treasury Bonds	6.00	02/15/26	2,850,000	3,379,613

In addition, at January 31, 2006, the following Portfolio held an undivided interest in a joint repurchase aggreement with UBS Warburg, LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Focused Small-Cap Value	4.86%	$17,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated January 31, 2006, bearing interest at a rate of 4.39% per annum, with a principal amount of $350,000,000, a repurchase price of $350,042,681 and a maturity date of February 1, 2006. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value

U.S. Treasury Inflation Index Bonds	1.88%	07/15/13	$350,000,000	$357,000,823

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned securities issued by American International Group, Inc. (“AIG”) or an affiliate therof. For the three months ended January 31, 2006, transactions in securities of AIG were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2005
Focused Equity Strategy	Various AIG SunAmerica Funds*	$1,805,637	$31,003,194	$602,705,011
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	3,333,060	34,997,106	720,681,755
Focused Balanced Strategy	Various AIG SunAmerica Funds*	6,698,439	13,458,957	486,791,427
Focused Fixed Income and
Equity Strategy	Various AIG SunAmerica Funds*	662,524	741,578	73,935,766
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	348,455	45,925	31,674,093

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	January 31, 2006
Focused Equity Strategy	Various AIG SunAmerica Funds*	$151,562,652	$109,272,314	$(159,656)	$25,182,047	$670,017,740
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	59,425,565	6,054,925	1,698,971	24,564,047	$800,315,413
Focused Balanced Strategy	Various AIG SunAmerica Funds*	47,069,592	49,937,523	1,428,450	15,660,251	$501,012,197
Focused Fixed Income and
Equity Strategy	Various AIG SunAmerica Funds*	14,338,269	20,056,820	402,852	1,525,772	$70,145,839
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	6,744,499	11,205,941	(77,732)	602,389	$27,737,308

*  See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of January 31, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Fixed Income and	Fixed Income Strategy
	Portfolio	Portfolio	Portfolio	Equity Strategy Portfolio	Portfolio
Cost	$589,178,824	$691,107,466	$459,754,473	$66,822,189	$27,479,942
Appreciation	81,139,968	111,452,978	44,904,300	4,004,523	721,350
Depreciation	(301,052)	(2,245,031)	(3,646,576)	(680,873)	(463,984)
Net unrealized appreciation (depreciation)	$80,838,916	$109,207,947	$41,257,724	$3,323,650	$257,366

		Focused Multi-			Focused Large-
	Focused Large-Cap	Cap Growth	Focused Mid-Cap	Focused Small-Cap	Cap Value
	Growth Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Portfolio
Cost	$1,365,069,681	$338,450,596	$73,371,751	$262,027,585	$517,567,912
Appreciation	334,800,452	107,519,589	7,477,728	87,440,473	103,545,590
Depreciation	(25,645,524)	(5,502,034)	(279,439)	(2,609,321)	(10,949,678)
Net unrealized appreciation (depreciation)	$309,154,928	$102,017,555	$7,198,289	$84,831,152	$92,595,912

	Focused Multi-	Focused Mid-Cap		Focused Growth	Focused
	Cap Value	Value	Focused Small-Cap	and Income	International
	Portfolio	Portfolio	Value Portfolio	Portfolio	Equity Portfolio
Cost	$491,444,784	$75,484,031	$417,023,509	$295,202,360	$227,932,545
Appreciation	125,636,368	5,507,447	35,443,827	61,663,754	58,817,612
Depreciation	(12,714,695)	(167,638)	(15,547,807)	(2,607,257)	(497,329)
Net unrealized appreciation (depreciation)	$112,921,673	$5,339,809	$19,896,020	$59,056,497	$58,320,283

	Focused Technology	Focused Dividend
	Portfolio	Strategy Portfolio
Cost	$96,376,401	$213,375,515
Appreciation	21,689,951	17,724,701
Depreciation	(1,691,187)	(2,661,488)
Net unrealized appreciation (depreciation)	$19,998,764	$15,063,213

Note 5. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and
13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and the distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Portfolios. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 31, 2006

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 31, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 31, 2006